Note 8 - Disclosure of Financial Instruments and Risk Management - Currency Risk (Details) - 12 months ended Dec. 31, 2021 € in Thousands, $ in Thousands	EUR (€)	USD ($)	EUR (€)
Statement Line Items [Line Items]
USD	€ (2,432)
CNY	83
SEK	1
Consolidated profit before taxes and equity denominated in foreign currency	(2,348)
USD	2,972
CNY	(102)
SEK	(1)
Consolidated profit before taxes and equity 10% denominated in foreign currency	€ 2,869
Currency risk [member]
Statement Line Items [Line Items]
USD		$ 30,425	€ 26,877
Cash denominated in foreign currencies			26,877
CNY		6,616	916
USD		144	127
SEK		120	12
GBP		$ 1	2
Liabilities denominated in foreign currencies			€ 1,057